Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events
Note 14. Subsequent events

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report.

On October 14,2020, the Company filed a preliminary information statement on Schedule 14C highlighting the following:

(1) the authorization of the Company’s Board of Directors to effect a reverse stock split of the Company’s common stock, in connection with a potential listing on a national stock exchange in a ratio to be determined by the Board based on market conditions and the Company’s trading price at the time of such reverse split in the range of 1:100 to 1:200, whereby every 100-200 shares of the authorized, issued and outstanding common stock shall be combined into one (1) share of authorized, issued and outstanding common stock;

(2) to amend and restate the Company’s articles of incorporation to keep the authorized shares of Common Stock at 500,000,000 and set the authorized shares of blank check preferred stock at 1,000,000;

(3) to amend and restate the Company’s Bylaws

(4) to amend and restate the certificate of designation of preferences, rights and limitations of the Series A convertible preferred stock in order to restate the designation of 401,000 shares of blank check Preferred Stock as Series A Preferred and refile the rights thereof;

(5) to withdraw the Series B preferred stock designation collectively with the Amended Articles, the Amended Bylaws and the Amended Certificate, and;

(6) to adopt the 2020 Equity Incentive Plan.

As of the filing of this report, the 14C is still in the approval process and not effective.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report. There are no material subsequent events to report.